As filed with the Securities and Exchange Commission on May 9, 2011

Securities Act File No. 002-47232

Investment Company Act File No. 811-02361

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 78	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 65 (Check appropriate box or boxes)	☒

ING INTERMEDIATE BOND PORTFOLIO

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date), pursuant to paragraph (a)(1)

☐ On (date), pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 78 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 9th day of May, 2011.

ING INTERMEDIATE BOND PORTFOLIO

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE -----------------	TITLE ---------	DATE ---------

-------------------------------------------	Senior Vice President and Chief/Principal Financial Officer	May 9, 2011
Todd Modic*

-------------------------------------------	Trustee	May 9, 2011
Albert E. DePrince Jr.*

-------------------------------------------	Trustee	May 9, 2011
Russell H. Jones*

------------------------------------------	Trustee	May 9, 2011
Sidney Koch*

-------------------------------------------	Interested Trustee and President and Chief Executive Officer	May 9, 2011
Shaun P. Mathews

-------------------------------------------	Trustee	May 9, 2011
Corine T. Norgaard*

-------------------------------------------	Trustee	May 9, 2011
Joseph E. Obermeyer*

*By:
/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**        Powers of attorney for Todd Modic and each Trustee were filed as an attachment to Post Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2011 and are incorporated herein by reference.

EXHIBIT INDEX

ING Intermediate Bond Portfolio

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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